Inventory (Details) - Schedule of Inventory - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw material and supplies	€ 138,414	€ 423,560
Unfinished goods	9,459,267	10,614,159
Finished goods	46,559	330,087
Total	€ 9,644,241	€ 11,367,807